Events after the reporting period	6 Months Ended
Jun. 30, 2023
Events after the reporting period
Events after the reporting period

33.Events after the reporting period

On August 25, 2023 the Group authorized the acquisition of unsecured convertible notes of Castcrown Ltd in the amount of 600. The convertible notes bear an interest of 7 per cent p.a. and are due on March 31, 2025. The notes were acquired on August 31, 2023.